Lease agreements - Right-of-use assets - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease agreements
Net book value of right-of-use assets - in the opening balance	€ 7,702	€ 7,009	€ 6,700
Increase (new right-of-use assets)	1,930	2,172	1,529
Impact of changes in the scope of consolidation		34	1
Depreciation and amortization	(1,507)	(1,481)	(1,384)
Impairment	(54)	(91)	(57)
Impact of changes in the assessments	(49)	74	331
Translation adjustment	(35)	46	(104)
Reclassifications and other items	(52)	(62)	(7)
Net book value of right-of-use assets - in the closing balance	€ 7,936	€ 7,702	€ 7,009